Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Advances on newbuilding contracts and conversion costs	$ 1,403,850	$ 796,324
Reclassification to advances on newbuilding contracts and conversion costs [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Advances on newbuilding contracts and conversion costs		$ 29,800